BASIS OF PREPARATION	12 Months Ended
Dec. 29, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION:

(a) Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended December 29, 2019 were authorized for issuance by the Board of Directors of the Company on February 19, 2020.

(b) Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:

•	Derivative financial instruments which are measured at fair value;

•	Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;

•
Liabilities for cash-settled share-based payment arrangements which are measured at fair value, and equity-classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-based payment;

•	Discontinued, damaged, and excess finished inventories which are carried at the net realizable value;

•	Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and

•	Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.

2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards:

During the year ended December 29, 2019, the Company adopted the following new or amended accounting standards:

Leases
IFRS 16, Leases, specifies how to recognize, measure, present, and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize a right-of-use ("ROU") asset representing its right to use the underlying asset and a liability representing its obligation to make lease payments ("lease obligation"), for all leases unless the Company elects to exclude leases when the lease term is twelve months or less, or the underlying asset has a low monetary value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17.

Effective December 31, 2018 (date of initial application), the Company adopted IFRS 16 using the modified retrospective transition approach. Accordingly, comparative figures as at and for the year ended December 30, 2018 have not been restated and continue to be reported under IAS 17 and IFRIC 4. Please refer to note 3 (cc) for the Company's updated accounting policy for leases.

The Company has elected to apply the practical expedient to grandfather the assessment of which transactions are leases on the date of initial application, as previously assessed under IAS 17 and IFRIC 4. The Company applied the definition of a lease under IFRS 16 to contracts entered into or modified on or after December 31, 2018.

At transition, the Company used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17: applied a single discount rate to a portfolio of leases with similar characteristics; applied the exemption not to recognize ROU assets and liabilities for leases with a remaining lease term less than 12 months; used hindsight when determining the lease term if the contract contained options to extend or terminate the lease; and relied on previous assessments of whether leases are onerous in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application, as an alternative to performing an impairment review.

When applying the modified retrospective transition approach, for leases previously classified as operating leases under IAS 17 and IFRIC 4, on initial application, a lessee is permitted to measure the ROU asset, on a lease-by-lease basis, using one of two methods: (1) as if IFRS 16 had always been applied, using the incremental borrowing rate at the date of initial application; or (2) at an amount equal to the lease liability (subject to certain adjustments). The Company applied the first option to certain leases, which resulted in a lower carrying amount of the ROU asset at the date of initial application as compared to the lease liability, for those leases. For the remainder of the leases, the Company recognized the ROU assets based on the corresponding lease liability. In addition, $1.9 million of deferred lease credits (relating to lease inducements) that were recorded in accounts payable and accrued liabilities were derecognized with a corresponding transition adjustment to retained earnings on transition date, as a result of the adoption of IFRS 16, and $1.2 million of prepaid rent that was recorded in prepaid expenses, deposits and other current assets on the consolidated statement of financial position as at December 30, 2018 was transferred to the recognized ROU asset.

As a result of relying on a previous assessment of whether leases are onerous in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets, immediately before the date of initial application as an alternative to performing an impairment review, a lessee adjusts the carrying amount of the ROU asset at the date of initial application by the carrying amount of the provision for onerous leases recognized in the statement of financial position immediately before the date of initial application. The Company applied this practical expedient at the date of initial application, resulting in a reduction of the provisions for onerous leases (previously recorded in other non-current liabilities) of $4.6 million and a corresponding reduction of the carrying amount of the ROU asset for the related leases.

As such, as at December 31, 2018, the Company recorded lease obligations of $87.9 million, ROU assets of $78.1 million, a net investment in a sublease of $2.4 million (recorded in other assets), and a net reduction of $2.2 million on opening retained earnings. When measuring lease liabilities, the Company discounted future lease payments using its incremental borrowing rate as at December 31, 2018. The weighted-average rate applied was 3.89%.

2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards (continued):

The following table reconciles the Company’s operating lease commitments as at December 30, 2018, as previously disclosed in the Company’s annual audited consolidated financial statements, to the lease obligations recognized on initial application of IFRS 16 on December 31, 2018:

Undiscounted operating lease commitments as at December 30, 2018	$113,287
Recognition exemption for short term leases	(6,930)
Termination and renewal options reasonably certain to be exercised, net	(1,888)
Other	(460)
Impact of discounting using the incremental borrowing rate at December 31, 2018	(16,129)
Lease obligations recognized as at December 31, 2018	$87,880

Uncertain Income Tax Treatments
IFRIC 23, Uncertainty Over Income Tax Treatments, clarifies how to apply the recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty regarding income tax treatments. The Interpretation addresses whether an entity needs to consider uncertain tax treatments separately, the assumptions an entity should make about the examination of tax treatments by taxation authorities, how an entity should determine taxable profit and loss, tax bases, unused tax losses, unused tax credits, and tax rates, and how an entity considers changes in facts and circumstances in such determinations. The Company adopted IFRIC 23 effective December 31, 2018, and its adoption did not have an impact on the Company’s consolidated financial statements.

Amendments to Hedge Accounting Requirements
On September 26, 2019, the IASB published "Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)" as a first reaction to the potential effects the IBOR reform could have on financial reporting. Interbank offered rates ("IBORs") are interest reference rates, such as LIBOR, EURIBOR and TIBOR, that represent the cost of obtaining unsecured funding, in a particular combination of currency and maturity, and in a particular interbank term lending market. Recent market developments have brought into question the long-term viability of those benchmarks. The amendments, which address issues affecting financial reporting in the period leading up to IBOR reform, are mandatory and apply to all hedging relationships directly affected by uncertainties related to IBOR reform. The amendments modify specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform and require specific disclosures about the extent to which the entities' hedging relationships are affected by the amendments. The amendments are effective for annual periods beginning on or after January 1, 2020, early adoption is permitted, and must be applied retrospectively. The Company has floating rate debt with a variable rate of interest linked to LIBOR as a benchmark for establishing the rate, a portion of which is hedged with $250 million of floating-to-fixed interest rate swaps that are designated as cash flow hedges as described in note 14(b). As the amendments allow the Company to continue hedge accounting, the Company early adopted the amendments effective September 30, 2019 (first day of the fourth quarter of fiscal 2019). The amounts included in other comprehensive income in relation to floating-to-fixed interest rate swaps that are designated as cash flow hedges and that are mostly affected by the IBOR reform were not significant.

During the year ended December 30, 2018, the Company adopted the following new accounting standards:

Revenue from Contracts with Customers
IFRS 15, Revenue from Contracts with Customers, establishes principles for reporting and disclosing the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. The Company adopted the new standard on January 1, 2018 using the modified retrospective transition method, with the effect of initially applying this standard being recognized at January 1, 2018. As of January 1, 2018, the Company recorded a net reduction to opening retained earnings of $0.7 million, net of tax, representing the gross margin on net sales of $2.1 million for which revenue recognition is delayed under the new standard.

2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards (continued):

Financial Instruments
IFRS 9 (2014), Financial Instruments, includes updated guidance on the classification, recognition, and measurement of financial assets and liabilities. IFRS 9 (2014) differs in some regards from IFRS 9 (2013), which the Company early adopted effective March 31, 2014. IFRS 9 (2014) requires the Company to record an allowance for expected credit losses ("ECLs") for all loans and other debt financial assets not held at fair value through profit and loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation of the asset’s original effective interest rate. For trade and other receivables, the Company applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Company established a provision matrix that is based on the Company’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The Company adopted the new standard on January 1, 2018 and recorded a net reduction to opening retained earnings of $0.8 million, net of tax, reflecting additional allowance for expected credit losses from the new expected credit loss model. The classification for the Company’s financial assets and financial liabilities remained unchanged.